As filed with the Securities and Exchange Commission on December 20, 2001.

                                                                     File Nos.
                                                                       33-18516
                                                                       811-5387

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.  _____

Post-Effective Amendment No.  30                            (X)
                              --

                                     and/or

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940

Amendment No.  31                                     (X)
               --

                       FRANKLIN MUTUAL SERIES FUND INC.
                       --------------------------------
              (Exact Name of Registrant as Specified in Charter)

              51 JOHN F. KENNEDY PARKWAY, SHORT HILLS, NJ 07078
              -------------------------------------------------
             (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (201)912-2100
                                                   -------------

                   MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY,
                           SAN MATEO, CA 94403-1906
              (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective on (check appropriate box)

[ ] immediately upon filing pursuant to paragraph b
[x] on January 1, 2002 pursuant to paragraph b
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a) (1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.





                        SUPPLEMENT DATED JANUARY 1, 2002
                              TO THE PROSPECTUS OF

                        FRANKLIN MUTUAL SERIES FUND INC.
                               MUTUAL BEACON FUND
                         MUTUAL FINANCIAL SERVICES FUND
                              MUTUAL QUALIFIED FUND
                               MUTUAL SHARES FUND
                              MUTUAL DISCOVERY FUND
                              MUTUAL EUROPEAN FUND
                                DATED MAY 1, 2001
                          AS AMENDED DECEMBER 17, 2001


The prospectus is amended as follows:

I. As of January 1, 2002, the Mutual Shares Fund and Mutual Discovery Fund offer five classes of shares: Class A, Class B, Class C, Class R and Class Z.

II. Footnote 1 in the "Performance" sections on pages 7, 8, 9, 10, 20 and 30 are updated with the following:

As of September 30, 2001, the year-to-date return for Class A was as follows:


                   %                             FUND
--------------------------------------------------------------------------------
                 -0.01%                  Mutual Beacon Fund
                  1.22%                  Mutual Qualified Fund
                 -0.62%                  Mutual Shares Fund
                 -4.03                   Mutual Discovery Fund
                  5.23%                  Mutual Financial Services Fund
                -11.06%                  Mutual European Fund

III. The section "Fees and Expenses" beginning on page 12 is replaced with the following:

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                     MUTUAL
CLASS A                                    BEACON      QUALIFIED     SHARES      DISCOVERY
------------------------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price               5.75%       5.75%         5.75%       5.75%
  Load imposed on purchases                5.75%       5.75%         5.75%       5.75%
  Maximum deferred sales charge (load)/1    None        None          None        None
Redemption Fee/2                            None        None          None       2.00%

CLASS B
-------------------------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price               4.00%       4.00%         4.00%       4.00%
  Load imposed on purchases                 None        None          None        None
  Maximum deferred sales charge (load)/3   4.00%       4.00%         4.00%       4.00%
Redemption Fee/2                            None        None          None       2.00%

CLASS C
-------------------------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price               1.99%       1.99%         1.99%       1.99%
  Load imposed on purchases                1.00%       1.00%         1.00%       1.00%
  Maximum deferred sales charge (load)/4   0.99%       0.99%         0.99%       0.99%
Redemption Fee/2                            None        None          None       2.00%

CLASS R/5
-------------------------------------------------------------------------------------------
Maximum sales charge (load) as a            None        None
percentage of offering price                                         1.00%       1.00%
  Load imposed on purchases                 None        None          None        None
  Maximum deferred sales charge (load)      None        None         1.00%       1.00%
Redemption Fee/2                            None        None          None       2.00%

Please see "Choosing a Share Class" on page 54 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                   MUTUAL
CLASS A                                    BEACON      QUALIFIED   SHARES      DISCOVERY
-------------------------------------------------------------------------------------------
Management fees/6                          0.60%       0.60%         0.60%       0.80%
Distribution and service
(12b-1) fees                               0.35%       0.35%         0.35%       0.35%
Other expenses                             0.23%       0.23%         0.22%       0.27%
Total annual Fund operating expenses/6     1.18%       1.18%         1.17%       1.42%
                                           ------------------------------------------------

CLASS B
-------------------------------------------------------------------------------------------
Management fees/6                          0.60%       0.60%         0.60%       0.80%
Distribution and service
(12b-1) fees                               1.00%       0.99%         1.00%       1.00%
Other expenses                             0.23%       0.23%         0.22%       0.27%
                                           ------------------------------------------------
Total annual Fund operating expenses/6     1.83%       1.82%         1.82%       2.07%
                                           ------------------------------------------------

CLASS C
-------------------------------------------------------------------------------------------
Management fees/6                          0.60%       0.60%         0.60%       0.80%
Distribution and service
(12b-1) fees                               0.99%       0.99%         0.99%       1.00%
Other expenses                             0.23%       0.23%         0.22%       0.27%
                                           ------------------------------------------------
Total annual Fund operating expenses/6     1.82%       1.82%         1.81%       2.07%
                                           ------------------------------------------------

CLASS R/5
-------------------------------------------------------------------------------------------
Management fees/6                          None        None          0.60%       0.80%
Distribution and service
(12b-1) fees                               None        None          0.50%       0.50%
Other expenses                             None        None          0.22%       0.27%
                                           ------------------------------------------------
Total annual Fund operating expenses/6     None        None          1.32%       1.57%
                                           ------------------------------------------------


1. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 54) and purchases by certain retirement plans without an initial sales charge.
2. This fee is only for Market Timers (see page 69).
3. Declines to zero after six years.
4. This is equivalent to a charge of 1% based on net asset value.
5. The Fund began offering Class R shares on January 1, 2002. Annual Fund operating expenses are based on the expenses for Class A, B and C for the fiscal year ended December 31, 2000. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan.
6. For the fiscal year ended December 31, 2000, the manager had agreed in advance to limit its management fees. With this reduction, management fees and total operating expenses were as follows:


                                                                        MUTUAL
                                           BEACON        QUALIFIED      SHARES      DISCOVERY
----------------------------------------------------------------------------------------------
Management fees                            0.58%         0.57%          0.58%       0.78%
Total annual operating expenses
 Class A                                   1.16%         1.15%          1.14%       1.40%
 Class B                                   1.81%         1.80%          1.79%       2.05%
 Class C                                   1.80%         1.79%          1.78%       2.04%

The manager ended this arrangement on June 30, 2000.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                   MUTUAL
                                           BEACON      QUALIFIED   SHARES      DISCOVERY
-------------------------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A/1
 1 Year                                       $688        $688        $687        $711
 3 Years                                      $928        $928        $925        $998
 5 Years                                    $1,187      $1,187      $1,182      $1,307
 10 Years                                   $1,924      $1,924      $1,914      $2,179

CLASS B
 1 Year                                       $586        $585        $585        $610
 3 Years                                      $876        $873        $873        $949
 5 Years                                    $1,190      $1,185      $1,185      $1,314
 10 Years/2                                 $1,978      $1,970      $1,967      $2,234

CLASS C
 1 Year                                       $382        $382        $381        $407
 3 Years                                      $667        $667        $664        $742
 5 Years                                    $1,075      $1,075      $1,070      $1,202
 10 Years                                   $2,216      $2,216      $2,205      $2,476

CLASS R
 1 Year                                       None        None        $234        $260
 3 Years                                      None        None        $418        $496
 5 Years                                      None        None        $723        $855
 10 Years                                     None        None      $1,590      $1,867

If you do not sell your shares:

CLASS B
 1 Year                                       $186        $185        $185        $210
 3 Years                                      $576        $573        $573        $649
 5 Years                                      $990        $985        $985      $1,114
 10 Years/2                                 $1,978      $1,970      $1,967      $2,234
CLASS C
 1 Year                                       $283        $283        $282        $308
 3 Years                                      $667        $667        $664        $742
 5 Years                                    $1,075      $1,075      $1,070      $1,202
 10 Years                                   $2,216      $2,216      $2,205      $2,476

CLASS R
 1 Year                                      None        None         $134         $160
 3 Years                                     None        None         $418         $496
 5 Years                                     None        None         $723         $855
 10 Years                                    None        None       $1,590       $1,867


1. Assumes a contingent deferred sales charge (CDSC)will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

IV. The following information is added to the "Financial Highlights" section, beginning on page 42:


                                                            SIX MONTHS ENDED
MUTUAL BEACON FUND                                            JUNE 30, 2001
CLASS A                                                        (UNAUDITED)
--------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                               13.34
                                                        ------------------------
 Net investment income/1                                             .09
 Net realized and unrealized gain                                   1.42
                                                        ------------------------
Total from investment operations                                    1.51
                                                        ------------------------
 Distributions from net investment
  income                                                            (.03)
 Distributions from net realized gains                              (.28)
                                                        ------------------------
Total distributions                                                 (.31)
                                                        ------------------------
Net asset value, end of period                                     14.54
                                                        ========================
Total return (%)/2                                                 11.32

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                            947,286
Ratios to average net assets: (%)
 Expenses/(a)                                                       1.153
 Expenses, excluding waiver and payments by
affiliate/(a)                                                       1.15/3
 Net investment income                                              1.20/3
Portfolio turnover rate (%)                                        28.14

(a)/Excluding dividend expense on securities sold short, the ratios of expenses and expenses, excluding waivers and payments by affiliate to average net assets, would have been:
Expenses                                                            1.14%/3
Expenses, excluding waiver and payments by affiliate                1.14%/3


                                                               SIX MONTHS ENDED
                                                                JUNE 30, 2001
CLASS B                                                          (UNAUDITED)
--------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                              13.18
                                                       -------------------------
 Net investment income/1                                            .04
 Net realized and unrealized gains                                 1.41
                                                       -------------------------
Total from investment operations                                   1.45
                                                       -------------------------
 Distributions from net investment
  loss                                                             (.02)
 Distributions from net realized gains                             (.28)
Total Distributions                                                (.30)
                                                        ------------------------
Net asset value, end of period                                    14.33
                                                        ========================
Total return (%)/2                                                10.98

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                            41,251
Ratios to average net assets: (%)
 Expenses/(a)                                                      1.80/3
 Expenses excluding waiver and payments by affiliate(a)            1.80/3
 Net investment income                                              .51/3
Portfolio turnover rate (%)                                       28.14

(a)/Excluding dividend expense on securities sold short, the ratios of expenses and expenses, excluding waivers and payments by affiliate to average net assets, would have been:
Expenses                                                           1.79%/3
Expenses, excluding waiver and payments by affiliate               1.79%/3


                                                                SIX MONTHS ENDED
                                                                   JUNE 30, 2001
CLASS C                                                            (UNAUDITED)
--------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                              13.28
                                                        ------------------------
 Net investment income/1                                            .04
 Net realized and unrealized gains                                 1.41
                                                        ------------------------
Total from investment operations                                   1.45
                                                        ------------------------
 Distributions from net investment
  income                                                           (.02)
 Distributions from net realized gains                             (.28)
                                                        ------------------------
Total Distributions                                                (.30)
                                                        ------------------------
Net asset value, end of period                                    14.43
                                                        ========================
Total return (%)/2                                                10.94

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                           484,008
Ratios to average net assets: (%)
 Expenses/(a)                                                      1.80/3
 Expenses, excluding waiver and payments by
affiliate(a)                                                       1.80/3
 Net investment income                                              .55/3
Portfolio turnover rate (%)                                       28.14

(a)/Excluding dividend expense on securities sold short, the ratios of expenses and expenses, excluding waivers and payments by affiliate to average net assets, would have been:
Expenses                                                          1.79%/3
Expenses, excluding waiver and payments by affiliate              1.79%/3


MUTUAL QUALIFIED FUND                                      SIX MONTHS ENDED
                                                             JUNE 30, 2001
CLASS A                                                      (UNAUDITED)
--------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                               16.56
                                                       -------------------------
 Net investment income/1                                             .10
 Net realized and unrealized gain                                   2.08
                                                       -------------------------
Total from investment operations                                    2.18
                                                        ------------------------
 Distributions from net investment
  income                                                            (.03)
 Distributions from net realized gains                              (.46)
                                                        ------------------------
Total distributions                                                 (.49)
                                                        ------------------------
Net asset value, end of period                                     18.25
                                                        ========================
Total return (%)/2                                                 13.13

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                            528,584
Ratios to average net assets: (%)
 Expenses/(a)                                                       1.163
 Expenses, excluding waiver and payments by
affiliate/(a)                                                       1.16/3
 Net investment income                                              1.08/3
Portfolio turnover rate (%)                                        27.64

(a)/Excluding dividend expense on securities sold short, the ratios of expenses and expenses, excluding waivers and payments by affiliate to average net assets, would have been:
Expenses                                                            1.15%/3
Expenses, excluding waiver and payments by affiliate                1.15%/3


                                                                SIX MONTHS ENDED
                                                                   JUNE 30, 2001
CLASS B                                                           (UNAUDITED)
------------------------------------------------------------------ -------------

PER SHARE DATA ($)
Net asset value, beginning of period                               16.44
                                                        ------------------------
 Net investment income1                                              .04
 Net realized and unrealized gains                                  2.06
                                                        ------------------------
Total from investment operations                                    2.10
                                                        ------------------------
 Distributions from net investment
  loss                                                              (.02)
 Distributions from net realized gains                              (.46)
Total Distributions                                                 (.48)
                                                        ------------------------
Net asset value, end of period                                     18.06
                                                        ========================
Total return (%)/2                                                 12.77

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                            11,669
Ratios to average net assets: (%)
 Expenses/(a)                                                       1.81/3
 Expenses excluding waiver and payments by affiliate/(a)            1.81/3
 Net investment income                                               .44/3
Portfolio turnover rate (%)                                        27.64

(a)/Excluding dividend expense on securities sold short, the ratios of expenses and expenses, excluding waivers and payments by affiliate to average net assets, would have been:
Expenses                                                         1.80%/3
Expenses, excluding waiver and payments by affiliate             1.80%/3


                                                                SIX MONTHS ENDED
                                                                   JUNE 30, 2001
CLASS C                                                            (UNAUDITED)
--------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                             16.49
                                                        ------------------------
 Net investment income/1                                           .04
 Net realized and unrealized gains                                2.07
                                                        ------------------------
Total from investment operations                                  2.11
                                                        ------------------------
 Distributions from net investment
  income                                                          (.02)
 Distributions from net realized gains                            (.46)
                                                        ------------------------
Total Distributions                                               (.48)
                                                        ------------------------
Net asset value, end of period                                   18.12
                                                       =========================
Total return (%)/2                                               12.83

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                           255,847
Ratios to average net assets: (%)
 Expenses/(a)                                                     1.80/3
 Expenses, excluding waiver and payments by
affiliate/(a)                                                     1.80/3
 Net investment income                                             .43/3
Portfolio turnover rate (%)                                      27.64

(a)/Excluding dividend expense on securities sold short, the ratios of expenses and expenses, excluding waivers and payments by affiliate to average net assets, would have been:
Expenses                                                         1.79%/3
Expenses, excluding waiver and payments by affiliate             1.79%/3


MUTUAL SHARES FUND

                                                                SIX MONTHS ENDED
                                                                   JUNE 30, 2001
CLASS A                                                            (UNAUDITED)
--------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                               19.73
                                                        ------------------------
 Net investment income/1                                             .12
 Net realized and unrealized gain                                   2.18
                                                        ------------------------
Total from investment operations                                    2.30
                                                        ------------------------
 Distributions from net investment
  income                                                            (.03)
 Distributions from net realized gains                              (.60)
                                                        ------------------------
Total distributions                                                 (.63)
                                                        ------------------------
Net asset value, end of period                                     21.40
                                                        ========================
Total return (%)/2                                                 11.70

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                          1,518,693
Ratios to average net assets: (%)
 Expenses/(a)                                                       1.14/3
 Expenses, excluding waiver and payments by
affiliate/(a)                                                       1.14/3
 Net investment income                                              1.13/3
Portfolio turnover rate (%)                                        27.90

(a)/Excluding dividend expense on securities sold short, the ratios of expenses and expenses, excluding waivers and payments by affiliate to average net assets, would have been:
Expenses                                                            1.13%/3
Expenses, excluding waiver and payments by affiliate                1.13%/3


                                                                SIX MONTHS ENDED
                                                                   JUNE 30, 2001
CLASS B                                                            (UNAUDITED)
--------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                              19.56
                                                        ------------------------
 Net investment income/1                                            .05
 Net realized and unrealized gains                                 2.17
                                                        ------------------------
Total from investment operations                                   2.22
                                                        ------------------------
 Distributions from net investment
  loss                                                             (.03)
 Distributions from net realized gains                             (.60)
Total Distributions                                                (.63)
                                                        ------------------------
Net asset value, end of period                                    21.15
                                                        ========================
Total return (%)/2                                                11.32

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                            72,905
Ratios to average net assets: (%)
 Expenses/(a)                                                     1.79/3
 Expenses excluding waiver and payments by affiliate(a)           1.79/3
 Net investment income                                             .49/3
Portfolio turnover rate (%)                                      27.90

(a)/Excluding dividend expense on securities sold short, the ratios of expenses and expenses, excluding waivers and payments by affiliate to average net assets, would have been:
Expenses                                                          1.78%/3
Expenses, excluding waiver and payments by affiliate              1.78%3


                                                                SIX MONTHS ENDED
                                                                   JUNE 30, 2001
CLASS C                                                              (UNAUDITED)
--------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                              19.63
                                                       ------------------------
 Net investment income/1                                            .05
 Net realized and unrealized gains                                 2.17
                                                        ------------------------
Total from investment operations                                   2.22
                                                        ------------------------
 Distributions from net investment
  income                                                           (.02)
 Distributions from net realized gains                             (.60)
                                                        ------------------------
Total Distributions                                                (.62)
                                                        ------------------------
Net asset value, end of period                                    21.23
                                                        ========================
Total return (%)/2                                                11.35

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                           880,273
Ratios to average net assets: (%)
 Expenses/(a)                                                      1.79/3
 Expenses, excluding waiver and payments by
affiliate/(a)                                                      1.79/3
 Net investment income                                              .49/3
Portfolio turnover rate (%)                                       27.90

(a)/Excluding dividend expense on securities sold short, the ratios of expenses and expenses, excluding waivers and payments by affiliate to average net assets, would have been:
Expenses                                                           1.78%/3
Expenses, excluding waiver and payments by affiliate               1.78%/3


MUTUAL DISCOVERY FUND


                                                                SIX MONTHS ENDED
                                                                   JUNE 30, 2001
CLASS A                                                            (UNAUDITED)
--------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                               18.83
                                                        ------------------------
 Net investment income/1                                             .20
 Net realized and unrealized gains                                   .98
                                                        ------------------------
Total from investment operations                                    1.18
                                                        ------------------------
 Distributions from net investment
  income                                                            (.07)
 Distributions from net realized gains                              (.19)
                                                        ------------------------
Total distributions                                                 (.26)
                                                        ------------------------
Net asset value, end of period                                     19.75
                                                        ========================
Total return (%)/2                                                  6.25

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                            935,478
Ratios to average net assets: (%)
 Expenses/(a)                                                       1.40/3
 Expenses, excluding waiver and payments by
affiliate/(a)                                                       1.40/3
 Net investment income                                              2.10/3
Portfolio turnover rate (%)                                        27.16

(a)/Excluding dividend expense on securities sold short, the ratios of expenses and expenses, excluding waivers and payments by affiliate to average net assets, would have been:
Expenses                                                            1.38%/3
Expenses, excluding waiver and payments by affiliate                1.38%/3

                                                                SIX MONTHS ENDED
                                                                   JUNE 30, 2001
CLASS B                                                            (UNAUDITED)
-------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                               18.66
                                                        -----------------------
 Net investment income/1                                             .14
 Net realized and unrealized gains                                   .97
                                                        ------------------------
Total from investment operations                                    1.11
                                                        ------------------------
 Distributions from net investment
  loss                                                              (.07)
 Distributions from net realized gains                              (.19)
Total Distributions                                                 (.26)
                                                        ------------------------
Net asset value, end of period                                      19.51
                                                        ========================
Total return (%)/2                                                   5.96

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                              32,956
Ratios to average net assets: (%)
 Expenses/(a)                                                        2.05/3
 Expenses, excluding waiver and payments by                          2.05/3
affiliate/(a)
 Net investment income                                               1.48/3
Portfolio turnover rate (%)                                         27.16


(a)/Excluding dividend expense on securities sold short, the ratios of expenses and expenses, excluding waivers and payments by affiliate to average net assets, would have been:
Expenses                                                             2.03%/3
Expenses, excluding waiver and payments by affiliate                 2.03%/3


                                                                SIX MONTHS ENDED
                                                                   JUNE 30, 2001
CLASS C                                                            (UNAUDITED)
--------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                              18.77
                                                        ------------------------
 Net investment income/1                                            .14
 Net realized and unrealized gains                                  .99
                                                       -------------------------
Total from investment operations                                   1.13
                                                        ------------------------
 Distributions from net investment
  income                                                           (.07)
 Distributions from net realized gains                             (.19)
                                                        ------------------------
Total Distributions                                                (.26)
                                                        ------------------------
Net asset value, end of period                                    19.64
                                                        ========================
Total return (%)/2                                                 5.95

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                           597,858
Ratios to average net assets: (%)
 Expenses/(a)                                                      2.05/3
 Expenses, excluding waiver and payments by                        2.05/3
affiliate/(a)
 Net investment income                                             1.45/3
Portfolio turnover rate (%)                                       27.16


(a)/Excluding dividend expense on securities sold short, the ratios of expenses and expenses, excluding waivers and payments by affiliate to average net assets, would have been:
Expenses                                                         2.03%/3
Expenses, excluding waiver and payments by affiliate             2.03%/3


MUTUAL FINANCIAL SERVICES FUND

                                                                SIX MONTHS ENDED
                                                                   JUNE 30, 2001
CLASS A                                                             (UNAUDITED)
--------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                               16.35
                                                        ------------------------
 Net investment income/1                                             .11
 Net realized and unrealized gains                                  2.14
                                                        ------------------------
Total from investment operations                                    2.25
                                                        ------------------------
 Distributions from net investment
  income                                                            (.03)
 Distributions from net realized gains                              (.31)
                                                        ------------------------
Total distributions                                                 (.34)
                                                        ------------------------
Net asset value, end of period                                     18.26
                                                        ========================
Total return (%)/2                                                 13.76

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                            169,195
Ratios to average net assets: (%)
 Expenses/(a)                                                       1.50/3
 Expenses, excluding waiver and payments by
affiliate/(a)                                                       1.50/3
 Net investment income                                              1.27/3
Portfolio turnover rate (%)                                        28.70

(a)/Excluding dividend expense on securities sold short, the ratios of expenses and expenses, excluding waivers and payments by affiliate to average net assets, would have been:
Expenses                                                         1.49%/3
Expenses, excluding waiver and payments by affiliate             1.49%/3

                                                                SIX MONTHS ENDED
                                                                   JUNE 30, 2001
CLASS B                                                            (UNAUDITED)
--------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                              16.21
                                                        ------------------------
 Net investment income/1                                            .05
 Net realized and unrealized gains                                 2.13
                                                        ------------------------
Total from investment operations                                   2.18
                                                        ------------------------
 Distributions from net investment
  loss                                                             (.02)
 Distributions from net realized gains                             (.31)
Total Distributions                                                (.33)
                                                        ------------------------
Net asset value, end of period                                    18.06
                                                        ========================
Total return (%)/2                                                13.48

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                             8,460
Ratios to average net assets: (%)
 Expenses/(a)                                                     2.15/3
 Expenses, excluding waiver and payments by                       2.15/3
affiliate/(a)
 Net investment income                                             .65
Portfolio turnover rate (%)                                      28.70


(a)/Excluding dividend expense on securities sold short, the ratios of expenses and expenses, excluding waivers and payments by affiliate to average net assets, would have been:
Expenses                                                          2.14%/3
Expenses, excluding waiver and payments by affiliate              2.14%/3


                                                                SIX MONTHS ENDED
                                                                   JUNE 30, 2001
CLASS C                                                            (UNAUDITED)
--------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                              16.32
                                                        ------------------------
 Net investment income/1                                            .05
 Net realized and unrealized gains                                 2.14
                                                        ------------------------
Total from investment operations                                   2.19
                                                        ------------------------
 Distributions from net investment
  income                                                           (.02)
 Distributions from net realized gains                             (.31)
                                                        ------------------------
Total Distributions                                                (.33)
                                                        ------------------------
Net asset value, end of period                                    18.18
                                                        ========================
Total return (%)/2                                                13.41

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                           107,860
Ratios to average net assets: (%)
 Expenses/(a)                                                      2.1/3
 Expenses, excluding waiver and payments by                        2.15/3
affiliate/(a)
 Net investment income                                              .62/3
Portfolio turnover rate (%)                                       28.70


(a)/Excluding dividend expense on securities sold short, the ratios of expenses and expenses, excluding waivers and payments by affiliate to average net assets, would have been:
Expenses                                                           2.14%/3
Expenses, excluding waiver and payments by affiliate               2.14%/3


MUTUAL EUROPEAN FUND


                                                                SIX MONTHS ENDED
                                                                   JUNE 30, 2001
CLASS A                                                            (UNAUDITED)
--------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                               15.36
                                                        ------------------------
 Net investment income/1                                             .21
 Net realized and unrealized gains                                   .12
                                                        ------------------------
Total from investment operations                                     .33
                                                        ------------------------
 Distributions from net investment
  income                                                            (.04)
 Distributions from net realized gains                              (.01)
                                                        ------------------------
Total distributions                                                 (.05)
                                                        ------------------------
Net asset value, end of period                                     15.64
                                                       =========================
Total return (%)/2                                                  2.06

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                            258,673
Ratios to average net assets: (%)
 Expenses/(a)                                                       1.55/3
 Expenses, excluding waiver and payments by
affiliate/(a)                                                       1.55/3
 Net investment income                                              2.70/3
Portfolio turnover rate (%)                                        24.19

(a)/Excluding dividend expense on securities sold short, the ratios of expenses and expenses, excluding waivers and payments by affiliate to average net assets, would have been:
Expenses                                                         1.36%/3
Expenses, excluding waiver and payments by affiliate             1.36%/3

                                                                SIX MONTHS ENDED
                                                                   JUNE 30, 2001
CLASS B                                                           (UNAUDITED)
--------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                              15.19
                                                        ------------------------
 Net investment income/1                                            .16
 Net realized and unrealized gains                                  .11
                                                        ------------------------
Total from investment operations                                    .27
                                                        ------------------------
 Distributions from net investment
  loss                                                             (.03)
 Distributions from net realized gains                             (.01)
Total Distributions                                                (.04)
                                                        ------------------------
Net asset value, end of period                                    15.42
                                                        ========================
Total return (%)/2                                                 1.79

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                            10,651
Ratios to average net assets: (%)
 Expenses/(a)                                                /     2.20/3
 Expenses, excluding waiver and payments by                        2.20/3
affiliate(a)
 Net investment income                                             2.15/3
Portfolio turnover rate (%)                                       24.19


(a)/Excluding dividend expense on securities sold short, the ratios of expenses and expenses, excluding waivers and payments by affiliate to average net assets, would have been:
Expenses                                                           2.01%/3
Expenses, excluding waiver and payments by affiliate               2.01%/3


                                                                SIX MONTHS ENDED
                                                                   JUNE 30, 2001
CLASS C                                                           (UNAUDITED)
--------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                              15.37
                                                        ------------------------
 Net investment income/1                                            .16
 Net realized and unrealized gains                                  .11
                                                        ------------------------
Total from investment operations                                    .27
                                                        ------------------------
 Distributions from net investment
  income                                                           (.03)
 Distributions from net realized gains                             (.01)
                                                        ------------------------
Total Distributions                                                (.04)
                                                        ------------------------
Net asset value, end of period                                    15.60
                                                        ========================
Total return (%)/2                                                 1.74

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                           131,669
Ratios to average net assets: (%)
 Expenses/(a)                                                      2.19/3
 Expenses, excluding waiver and payments by                        2.19/3
affiliate/(a)
 Net investment income                                             2.05/3
Portfolio turnover rate (%)                                       24.19


(a)/Excluding dividend expense on securities sold short, the ratios of expenses and expenses, excluding waivers and payments by affiliate to average net assets, would have been:
Expenses                                                           2.00%/3
Expenses, excluding waiver and payments by affiliate               2.00%/3

1. Based on average shares outstanding.
2. Total return does not include sales charges, and is not annualized.
3. Annualized.


V. The first paragraph under the section "Choosing a Share Class" on page 54 is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.

CLASS A                CLASS B           CLASS C          CLASS R
-------------------------------------------------------------------------------
o  Initial sales      o  No initial      o Initial        o No initial
   charge of 5.75%       sales charge      sales charge     sales charge
   or less                                 of 1%

o  Deferred sales      o Deferred        o Deferred       o Except for
   charge of 1% on       sales charge      sales charge     ValuSelect plans
   purchases of $1       of 4% on          of 1% on         and plans for
   million or more       shares you        shares you       which Franklin
   sold within 12        sell within       sell within      Templeton
   months.               the first         18 months        Investments
   Effective for         year,                              provides
   purchases on or       declining to                       recordkeeping,
   after February 1,     1% within six                      deferred sales
   2002, the             years and                          charge of 1% on
   holding period is     eliminated                         shares you sell
   extended to 18        after that                         within 18 months
   months.                                                  (charged at plan
                                                            level based on
                                                            initial
                                                            investment for
                                                            Qualified plans).

o  Lower annual        o Higher           o Higher        o Higher annual
   expenses than         annual             annual          expenses than
   Class B, C or R       expenses than      expenses        Class A due to
   due to lower          Class A (same      than Class A    higher
   distribution fees     as Class C)        (same as        distribution fees
                         due to higher      Class B) due    (lower than Class
                         distribution       to higher        B and Class C).
                         fees.              distribution     No conversion to
                         Automatic          fees. No         Class A shares,
                         conversion to      conversion       so annual
                         Class A            to Class A       expenses do not
                         shares after       shares, so       decrease.
                         eight years,       annual
                         reducing           expenses do
                         future annual      not decrease.
                         expenses.


VI. Under the section "Investments of $1 Million or More" on page 54, effective for purchases on or after February 1, 2002, the holding period for the deferred sales charge of 1% on new Class A purchases of $1 million or more will be extended to 18 months.

VII. The section "Retirement Plans" on page 55 is replaced with the following:

RETIREMENT PLANS Class B shares are available to certain retirement plans, including IRAs (of any type), Franklin Templeton Bank & Trust 403(b) plans, and Franklin Templeton Bank & Trust qualified plans with participant or earmarked accounts, when such retirement plans are ineligible to purchase Class R shares.

VIII. The following is added under the section "Choosing a Share Class" on pages 54-58:

SALES CHARGES - CLASS R

With Class R shares, there is no initial sales charge.

RETIREMENT PLANS Class R shares are available to the following investors:

o Qualified Retirement Plans, including 401(k), profit sharing, money purchase pension and defined benefit plans; ERISA covered 403(b)s, and; certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified plans, such as 457 plans and executive deferred compensation arrangements, with assets less than $20 million,

o ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets less than $10 million, and

o Investors who open a Franklin Templeton IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO, or a rollover of assets from a same employer sponsored Franklin Templeton money purchase plan in existence prior to January 1, 2002, to a new or existing Franklin Templeton profit sharing plan.

MAXIMUM PURCHASE AMOUNT The maximum lump sum amount you may invest in Class R share IRA Rollovers is $999,999. We place any investment of $1 million or more in Class A shares since Class A's annual expenses are lower. There is no maximum purchase amount for Qualified plans.

CDSC Except for ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping, there is a 1% contingent deferred sales charge (CDSC) on any Class R shares you sell within 18 months of purchase. The CDSC is applied at the plan level based on initial investment for Qualified plans. The way we calculate the CDSC is the same for each class (please see CDSC section on page 56 of the Prospectus).

DISTRIBUTION AND SERVICE (12B-1) FEES Class R has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution and other fees of up to 0.50% per year for the sale of Class R shares and for services provided to shareholders. Because these fees are paid out of Class R's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

IX. The paragraph heading on page 56 "Contingent Deferred Sales Charge (CDSC) - Class A, B & C" is replaced with the following:

CONTINGENT DEFERRED SALES CHARGE (CDSC) - CLASS A, B, C & R

X. The second paragraph under "Reinstatement Privilege" on page 57 is replaced with the following:

If you paid a CDSC when you sold your Class A, C or R shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply. For Class B shares reinvested in Class A, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.

XI. The table under "Buying Shares - Minimum investments" on page 58 is replaced with the following:

[Insert graphic of a paper with lines
and someone writing] BUYING SHARES
                     -------------

MINIMUM INVESTMENTS
-----------------------------------------------------------------------------
                                              INITIAL        ADDITIONAL
-----------------------------------------------------------------------------
Regular accounts                              $1,000         $50
-----------------------------------------------------------------------------
Automatic investment plans                    $50 ($25 for   $50 ($25 for
                                              an Education   an Education
                                              IRA)           IRA)
-----------------------------------------------------------------------------
UGMA/UTMA accounts                            $100           $50
-----------------------------------------------------------------------------
Retirement accounts including Qualified       no minimum     no minimum
plans (other than IRAs, IRA rollovers,
Education IRAs or Roth IRAs)
-----------------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or Roth
IRAs                                          $250           $50
-----------------------------------------------------------------------------
Broker-dealer sponsored wrap account programs
                                              $250           $50
-----------------------------------------------------------------------------
Full-time employees, officers, trustees and   $100           $50
directors of Franklin Templeton entities, and their immediate family members

-----------------------------------------------------------------------------

XII. The footnote under the section "Distribution Options" on page 61 is replaced with the following:

*Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund. ValuSelect plans and other retirement plans where Franklin Templeton Investments has contracted with the plan sponsor to provide participant level recordkeeping may direct distributions to Class A shares if Class R shares are not offered by that fund.

XIII. The following paragraph is added under the section "Exchange Privilege" beginning on page 63:

For ValuSelect plans and other retirement plans where Franklin Templeton Investments has contracted with the plan sponsor to provide participant level recordkeeping, you may exchange your Class R shares for Class A shares of another Franklin Templeton fund if that fund does not offer Class R shares.

XIV. The section "Dealer Compensation" on page 70 is replaced with the following:

DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

                        CLASS A       CLASS B      CLASS C    CLASS R
--------------------------------------------------------------------------
COMMISSION (%)          ---           4.00         2.00/4      1.00/6
Investment under        5.00          ---          ---
$100,000
$100,000 but under      3.75          ---          ---
$250,000
$250,000 but under      2.80          ---          ---
$500,000
$500,000 but under $1   1.60          ---          ---
million
$1 million or more      up to 1.00/1  ---          ---
12B-1 FEE TO DEALER     0.25/1/,2     0.25/3       1.00/5      0.35/6

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

MARKET TIMERS. Please note that for Class A NAV purchases by Market Timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase.

1. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase.
2. Each Fund may pay up to 0.35% to Distributors or others, out of which 0.10% generally will be retained by Distributors for its distribution expenses.
3. Dealers may be eligible to receive up to 0.25% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
4. Commission includes advance of the first year's 0.25%
12b-1 service fee.
5. Dealers may be eligible to receive up to 0.25% at time of purchase and may be eligible to receive 1% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission and the prepaid service fee paid at the time of purchase.
6. Dealers may be eligible to receive a 12b-1 fee of 0.35% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission paid at the time of purchase. Starting in the 13th month, Distributors will receive 0.15%. Dealers may be eligible to receive the full 0.50% 12b-1 fee starting at the time of purchase if they forego the prepaid commission.




              Please keep this supplement for future reference.










                        SUPPLEMENT DATED JANUARY 1, 2002
                TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                        FRANKLIN MUTUAL SERIES FUND INC.
                               MUTUAL BEACON FUND
                         MUTUAL FINANCIAL SERVICES FUND
                              MUTUAL QUALIFIED FUND
                               MUTUAL SHARES FUND
                              MUTUAL DISCOVERY FUND
                              MUTUAL EUROPEAN FUND

The Statement of Additional Information is amended as follows:

I. As of January 1, 2002, the Mutual Shares Fund and the Mutual Discovery Fund offer five classes of shares: Class A, Class B, Class C, Class R and Class Z.

II. The following is added at the end of the second paragraph on page 1:

The unaudited financial statements in the Funds' Semiannual Report to Shareholders, for the six-month period ended March 31, 2001, are also incorporated by reference.

III. The second paragraph under the section "Organization, Voting Rights and Principal Holders" on page 24 is replaced with the following:

The Mutual Shares and Mutual Discovery Funds currently offer five classes of shares, Class A, Class B, Class C, Class R and Z Class. The Mutual Qualified Fund, Mutual Beacon Fund, Mutual European Fund and Mutual Financial Services Fund currently offer four classes of shares, Class A, Class B, Class C and Class
Z. The Funds may offer additional classes of shares in the future. The full title of each class is:

o     Mutual Shares Fund - Class A
o     Mutual Shares Fund - Class B
o     Mutual Shares Fund - Class C
o     Mutual Shares Fund - Class R
o     Mutual Shares Fund - Class Z
o     Mutual Qualified Fund - Class A
o     Mutual Qualified Fund - Class B
o     Mutual Qualified Fund - Class C
o     Mutual Qualified Fund - Class Z
o     Mutual Beacon Fund - Class A
o     Mutual Beacon Fund - Class B
o     Mutual Beacon Fund - Class C
o     Mutual Beacon Fund - Class Z
o     Mutual European Fund - Class A
o     Mutual European Fund - Class B
o     Mutual European Fund - Class C
o     Mutual European Fund - Class Z
o     Mutual Discovery Fund - Class A
o     Mutual Discovery Fund - Class B
o     Mutual Discovery Fund - Class C
o     Mutual Discovery Fund - Class R
o     Mutual Discovery Fund - Class Z
o     Mutual Financial Services Fund - Class A
o     Mutual Financial Services Fund - Class B
o     Mutual Financial Services Fund - Class C
o     Mutual Financial Services Fund - Class Z

IV. The following is added to the section "Organization, Voting Rights and Principal Holders" on page 25:

As of December 3, 2001, the principal shareholders of the Funds, beneficial or of record, were:


Name and Address                     Share Class    Percentage (%)
--------------------------------------------------------------------------


MUTUAL BEACON FUND

The Manufacturers Life Ins Co USA    Class A        17.93
Attn: Laura Ross Srs Accftg
250 Bloor St E 7E Floor
Toronto Ontario
Canada M4W 1E5


MUTUAL DISCOVERY FUND

The Manufacturers Life Ins Co USA    Class B        9.90
Attn: Laura Ross Srs Accftg
250 Bloor St E 7E Floor
Toronto Ontario
Canada M4W 1E5


National Financial Ser Corp          Class Z        5.94
For Exclusive Benefit of Our
Customers
200 Liberty Street 5th Fl
1 World Financial Ctr
New York, NY 10281-1003

MUTUAL EUROPEAN FUND

Carey & Co                           Class A        6.79
PO Box 1558 HC 1024
Columbus, OH 43216-1558

Michael F. Price                     Class Z        8.83
1180 Larger Cross Rd
Far Hills, NJ 07931-2674

MUTUAL SHARES FUND

Fidelity Inv Inst Op Co              Class A        5.41
As Agent for Certain Employee
Benefits Plan
100 Magellan Way KWIC
Covington, KY 41015-1987

As of December 3, 2001, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of Class Z and less than 1% of the other classes. The board members may own shares in other funds in Franklin Templeton Investments.

V. The first paragraph under the section "Buying and Selling Shares - Initial sales charges" on page 25 is replaced with the following:

The maximum initial sales charge is 5.75% for Class A and 1% for Class C. There is no initial sales charge for Class B and Class R.

VI. The first and second paragraphs under "Buying and Selling Shares - Retirement plans" on page 28 are replaced with the following:

RETIREMENT PLANS. Effective January 1, 2002, (i) individual retirement accounts with investments of $1 million or more,(ii) Qualified Retirement Plans, ERISA covered 403(b)'s and certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified Retirement Plans, such as 457 plans and executive deferred compensation arrangements, with assets of $20 million or more, (iii) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets of $10 million or more and (iv) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets of less than $10 million if Class R shares are not offered on a particular fund are eligible to buy Class A shares without an initial sales charge.

Retirement plans with assets invested in one or more Franklin Templeton funds on December 31, 2001, or in contract on December 31, 2001, to add one or more Franklin Templeton funds to the plan's investment options, and sponsored by an employer (i) with at least 100 employees, or (ii) with retirement plan assets of $1 million or more, or (iii) that agreed to invest at least $500,000 in Franklin Templeton funds over a 13 month period may continue to buy Class A shares without an initial sales charge.

The following investors are eligible to buy Class R shares: (i) Qualified Retirement Plans, ERISA covered 403(b)'s and certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified Retirement Plans, such as 457 plans and executive deferred compensation arrangements, with assets less than $20 million, (ii) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets less than $10 million, and (iii) investors who open an IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO or a rollover of assets from a same employer sponsored Franklin Templeton money purchase pension plan in existence prior to January 1, 2002, to a new or existing Franklin Templeton profit sharing plan.

A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

Retirement plans that are not Qualified Retirement Plans, SIMPLEs (savings incentive match plans for employees) or SEPs (employer sponsored simplified employee pension plans established under section 408(k) of the Internal Revenue
Code) must meet the group purchase requirements described above to be able to buy Class A shares without an initial sales charge. We may enter into a special arrangement with a securities dealer, based on criteria established by the Fund, to add together certain small Qualified Retirement Plan accounts for the purpose of meeting these requirements.

VII. The second paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 28 is replaced with the following:

Distributors may pay the following commissions, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more: 1% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million.

VIII.  The third paragraph under the section "Buying and Selling
Shares - Dealer compensation" on page 28 is deleted.

IX. The fourth paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 28 is replaced with the following:

Distributors or one of its affiliates may pay up to 1% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares by certain retirement plans without an initial sales charge. These payments may be made in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the securities dealer.

X. The first paragraph under the section "Buying and Selling Shares - Contingent deferred sales charge (CDSC)" on page 29 is replaced with the following:

If you invest $1 million or more in Class A shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 18 months of purchase effective February 1, 2002. For purchases made prior to February 1, 2002, a CDSC of 1% may apply to shares redeemed within 12 months of purchase. For Class C and Class R shares, a CDSC may apply if you sell your shares within 18 months of purchase. For Class R shares, except for ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping, the CDSC is applied at the plan level based on initial investment for qualified plans. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less.

XI. The following is added under the section "Buying and Selling Shares - CDSC waivers" on page 29:

o Redemptions of Class R shares by investors if the securities dealer of record waived its commission in connection with the purchase.

XII. The following is added under the section "Buying and Selling Shares" beginning on page 25:

CONVERSION OF CLASS R SHARES TO CLASS A SHARES Effective October 1, 2002, when ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping reach $10 million, assets may be transferred from Class R shares into Class A shares at NAV if Franklin Templeton Investments is notified by the plan sponsor. For all other Qualified Retirement Plans, when plan assets reach $20 million, assets may be transferred from Class R shares into Class A shares at NAV if Franklin Templeton Investments is notified by the plan sponsor.

XIII. The first two paragraphs under "The Underwriter - Distribution and service (12b-1) fees - The Class B and C plans" on page 33 are replaced with the following:

THE CLASS B, C AND R PLANS. For Class B and C shares, the Funds pay Distributors up to 1.0% per year of the class's average daily net assets, out of which 0.25% may be paid for services to the shareholders (service fees). For Class R shares, the Funds pay Distributors up to 0.50% per year of the class's average daily net assets. The Class B, C and R plans also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class B, C and R shares. Class B plan fees payable to Distributors are used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commissions to securities dealers. Resources owns a minority interest in one of the third party financing entities.

The Class B, C and R plans are compensation plans. They allow each Fund to pay a fee to Distributors that may be more than the eligible expenses Distributors has incurred at the time of the payment. Distributors must, however, demonstrate to the board that it has spent or has near-term plans to spend the amount received on eligible expenses. The Fund will not pay more than the maximum amount allowed under the plans.

XIV. The subheading "The Class A, B and C plans" under "The Underwriter - Distribution and service (12b-1) fees" on page 34 is replaced with "The Class A, B, C and R plans."

XV. The first paragraph under "Performance" on page 34 is replaced with the following:

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. Unless otherwise noted, performance figures reflect Rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

Effective January 1, 2002, the Fund began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to January 1, 2002, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after January 1, 2002, Class R standardized performance quotations are calculated as described below.

XVI. The following information is added to the applicable sections under "Performance" which begins on page 34:

AVERAGE ANNUAL TOTAL RETURN

 The average annual total returns for the indicated periods ended March 31, 2001, were:


                     INCEPTION       1 YEAR        5 YEARS       10 YEARS
                       DATE            (%)           (%)            (%)
--------------------------------------------------------------------------------
 CLASS A

 Beacon              06/29/92         5.93         12.43           15.02
 Financial Services  08/19/97         6.42           N/A             N/A
 Mutual Shares       07/01/49         7.83         12.25           14.99
 Qualified           09/26/80         7.25         11.79           14.94
 Discovery           12/31/92        -1.39         12.83             N/A
 European            07/03/96        -5.56           N/A             N/A

                     INCEPTION       1 YEAR        5 YEARS       10 YEARS
                       DATE            (%)           (%)            (%)
--------------------------------------------------------------------------------
 CLASS B

 Beacon              06/29/92         7.82         12.81          15.07
 Financial Services  08/19/97        32.32           N/A            N/A
 Mutual Shares       07/01/49         9.83         12.72          15.05
 Qualified           09/26/80         9.19         12.24          15.00
 Discovery           12/31/92         0.70         13.27            N/A
 European            07/03/96        -3.67           N/A            N/A

                      INCEPTION       1 YEAR        5 YEARS       10 YEARS
                        DATE            (%)           (%)            (%)
--------------------------------------------------------------------------------
 CLASS C

 Beacon              06/29/92         9.62         12.81          14.78
 Financial Services  08/19/97        34.01           N/A            N/A
 Mutual Shares       07/01/49        11.60         12.65          14.75
 Qualified           09/26/80        11.09         12.18          14.69
 Discovery           12/31/92         2.10         13.24            N/A
 European            07/03/96        -2.27           N/A            N/A


 CUMULATIVE TOTAL RETURN

 The cumulative total returns for the indicated periods ended March 31, 2001, were:

                      INCEPTION       1 YEAR        5 YEARS       10 YEARS
                        DATE            (%)           (%)            (%)
--------------------------------------------------------------------------------

 CLASS A

 Beacon              06/29/92         5.93         79.63         305.30
 Financial Services  08/19/97        29.37          N/A             N/A
 Mutual Shares       07/01/49         7.83         78.25         304.31
 Qualified           09/26/80         7.25         74.57         302.36
 Discovery           12/31/92        -1.39         82.83            N/A
 European            07/03/96        -5.56          N/A             N/A

                      INCEPTION       1 YEAR        5 YEARS       10 YEARS
                        DATE            (%)           (%)            (%)
--------------------------------------------------------------------------------

 CLASS B

 Beacon              06/29/92         7.82         82.71        307.14
 Financial Services  08/19/97        32.32          N/A            N/A
 Mutual Shares       07/01/49         9.83         81.94        306.40
 Qualified           09/26/80         9.19         78.14        304.63
 Discovery           12/31/92         0.70         86.45           N/A
 European            07/03/96        -3.67          N/A            N/A

                     INCEPTION       1 YEAR        5 YEARS       10 YEARS
                        DATE            (%)           (%)            (%)
--------------------------------------------------------------------------------

 CLASS C

 Beacon              06/29/92         9.62         82.69        296.82
 Financial Services  08/19/97        34.01          N/A            N/A
 Mutual Shares       07/01/49        11.60         81.40        295.70
 Qualified           09/26/80        11.09         77.62        293.90
 Discovery           12/31/92         2.10         86.20           N/A
 European            07/03/96        -2.27          N/A            N/A

              Please keep this supplement for future reference.






                       FRANKLIN MUTUAL SERIES FUND INC.
                               File Nos. 33-18516
                                    811-5387
                                    FORM N-1A
                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS. The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(a)   Articles of Incorporation

      (i)   Articles of Incorporation dated November 12, 1987
            Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
            File No. 33-18516
            Filing Date: April 30, 1997

      (ii)  Articles of Amendment dated December 30, 1987
            Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
            File No. 33-18516
            Filing Date: April 30, 1997

      (iii) Articles Supplementary dated September 18, 1992
            Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
            File No. 33-18516
            Filing Date: April 30, 1997

      (iv)  Articles Supplementary dated January 26, 1996
            Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
            File No. 33-18516
            Filing Date: April 30, 1997

      (v)   Articles Supplementary dated June 17, 1996
            Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
            File No. 33-18516
            Filing Date: April 30, 1997

(b)    By-laws

      (i)   By-Laws
            Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
            File No. 33-18516
            Filing Date: April 30, 1997

(c)   Instruments Defining Rights of Security Holders

       Not Applicable

(d)   Investment Advisory Contracts

      (i) Investment Advisory Agreement between Franklin Mutual Advisers, LLC and Registrant on behalf of Mutual Shares Fund dated April 1, 1999
            Filing: Post Effective Amendment No. 28 to Registration
            Statement on Form N-1A
            File No. 33-18516
            Filing Date: April 27, 2000

      (ii) Investment Advisory Agreement between Franklin Mutual Advisers, LLC and Registrant on behalf of Mutual Qualified Fund dated April 1, 1999
            Filing: Post Effective Amendment No. 28 to Registration
            Statement on Form N-1A
            File No. 33-18516
            Filing Date: April 27, 2000

     (iii) Investment Advisory Agreement between Franklin Mutual Advisers, LLC and Registrant on behalf of Mutual Beacon Fund dated April 1, 1999
            Filing: Post Effective Amendment No. 28 to Registration
            Statement on Form N-1A
            File No. 33-18516
            Filing Date: April 27, 2000

      (iv) Investment Advisory Agreement between Franklin Mutual Advisers, LLC and Registrant on behalf of Mutual Discovery Fund dated April 1, 1999
            Filing: Post Effective Amendment No. 28 to Registration
            Statement on Form N-1A
            File No. 33-18516
            Filing Date: April 27, 2000

      (v) Investment Advisory Agreement between Franklin Mutual Advisers, LLC and Registrant on behalf of Mutual European Fund dated April 1, 1999
            Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
            File No. 33-18516
            Filing Date: December 24, 1998

      (vi) Investment Advisory Agreement between Franklin Mutual Advisers, LLC and Registrant on behalf of Mutual Financial Services Fund dated April 1, 1999
            Filing: Post Effective Amendment No. 28 to Registration Statement on Form N-1A
            File No. 33-18516
            Filing Date: April 27, 2000

(e)   Underwriting Contracts

      (i) Forms of Dealer Agreements effective as of March 1, 1998 between Franklin/Templeton Distributors, Inc. and Securities Dealers
            Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
            File No. 33-18516
            Filing Date: December 24, 1998

      (ii) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated October 31, 2000
            Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
            File No. 33-18516
            Filing Date: April 30, 2001

(f)   Bonus or Profit Sharing Contracts

            Not Applicable

(g)   Custodian Agreements

      (i) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
            Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
            File No. 33-18516
            Filing Date: December 24, 1998

      (ii) Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
            Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
            File No. 33-18516
            Filing Date: December 24, 1998

     (iii) Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
            Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
            File No. 33-18516
            Filing Date: December 24, 1998

     (iv) Amendment dated March 28, 2001 to Exhibit A of the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996

     (v) Amendment dated May 16, 2001 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996

     (vi) Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York made as of May 16, 2001

(h)   Other Material Contracts

      (i) Administration Agreement between Franklin Templeton Services, LLC and Registrant on behalf of Mutual Shares Fund dated January 1, 2001
            Filing: Post-Effective Amendment No. 29 to Registration
            Statement on Form N-1A
            File No. 33-18516
            Filing Date: April 30, 2001

      (ii) Administration Agreement between Franklin Templeton Services, LLC and Registrant on behalf of Mutual Qualified Fund dated January 1, 2001
            Filing: Post-Effective Amendment No. 29 to Registration
            Statement on Form N-1A
            File No. 33-18516
            Filing Date: April 30, 2001

     (iii) Administration Agreement between Franklin Templeton Services, LLC and Registrant on behalf of Mutual Beacon Fund dated January 1, 2001
            Filing: Post-Effective Amendment No. 29 to Registration
            Statement on Form N-1A
            File No. 33-18516
            Filing Date: April 30, 2001

     (iv) Administration Agreement between Franklin Templeton Services, LLC and Registrant on behalf of Mutual Discovery Fund dated January 1, 2001
            Filing: Post-Effective Amendment No. 29 to Registration
            Statement on Form N-1A
            File No. 33-18516
            Filing Date: April 30, 2001

     (v) Administration Agreement between Franklin Templeton Services, LLC and Registrant on behalf of Mutual European Fund dated January 1, 2001
            Filing: Post-Effective Amendment No. 29 to Registration
            Statement on Form N-1A
            File No. 33-18516
            Filing Date: April 30, 2001

     (vi) Administration Agreement between Franklin Templeton Services, LLC and Registrant on behalf of Mutual Financial Services Fund dated January 1, 2001
            Filing: Post-Effective Amendment No. 29 to Registration
            Statement on Form N-1A
            File No. 33-18516
            Filing Date: April 30, 2001

(i)   Legal Opinion

      (i)   Opinion and Consent of Counsel dated February 5, 1999
            Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
            File No. 33-18516
            Filing Date: March 2, 1999

(j)   Other Opinions

      (i)   Consent of Ernst & Young LLP, Independent Auditors

(k)   Omitted Financial Statements

            Not Applicable

(l)   Initial Capital Agreements

      (i)   Form of Subscription Agreement by Sole Shareholder
            Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
            File No. 33-18516
            Filing Date: April 30, 1997

(m)   Rule 12b-1 Plan

      (i) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Mutual Financial Services Fund - Class A and Franklin Templeton/Distributors, Inc. dated August 19, 1997
            Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 33-18516
            Filing Date: February 19, 1998

     (ii) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Mutual Shares Fund - Class A and Franklin Templeton/Distributors, Inc. dated November 1, 1996
            Filing: Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A
            File No. 33-18516
            Filing Date: January 31, 1998

     (iii) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Mutual Beacon Fund - Class A and Franklin/Templeton Distributors, Inc. dated November 1, 1996
            Filing: Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A
            File No. 33-18516
            Filing Date: January 31, 1997

     (iv) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Mutual Qualified Fund - Class A and Franklin Templeton/Distributors, Inc dated November 1, 1996
            Filing: Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A
            File No. 33-18516
            Filing Date: January 31, 1997

     (v) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Mutual Discovery Fund - Class A and
            Franklin/Templeton Distributors, Inc. dated November 1, 1996
            Filing: Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A
            File No. 33-18516
            Filing Date: January 31, 1997

    (vi) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Mutual European Fund - Class A and
            Franklin/Templeton Distributors, Inc. dated November 1, 1996
            Filing: Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A
            File No. 33-18516
            Filing Date: January 31, 1997

    (vii) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Mutual Shares Fund - Class B and Franklin/Templeton Distributors,Inc. dated October 25, 1998
            Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
            File No. 33-18516
            Filing Date: March 2, 1999

    (viii) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Mutual Qualified Fund - Class B and
            Franklin/Templeton Distributors,Inc. dated October 25, 1998
            Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
            File No. 33-18516
            Filing Date: March 2, 1999

    (ix) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Mutual Discovery Fund - Class B and
            Franklin/Templeton Distributors,Inc. dated October 25, 1998
            Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
            File No. 33-18516
            Filing Date: March 2, 1999

    (x) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Mutual Beacon Fund - Class B and Franklin/Templeton Distributors,Inc. dated October 25, 1998
            Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
            File No. 33-18516
            Filing Date: March 2, 1999

   (xi) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Mutual European Fund - Class B and
            Franklin/Templeton Distributors,Inc. dated October 25, 1998
            Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
            File No. 33-18516
            Filing Date: March 2, 1999

   (xii) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Mutual Financial Services Fund - Class B and Franklin/Templeton Distributors,Inc. dated October 25, 1998
            Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
            File No. 33-18516
            Filing Date: March 2, 1999

   (xiii) Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant and Franklin/Templeton Distributors, Inc. dated October 31, 2000
            Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
            File No. 33-18516
            Filing Date: April 30, 2001

   (xiv) Class R Distribution Plan on behalf of Mutual Discovery Fund dated January 1, 2002

   (xv) Class R Distribution Plan on behalf of Mutual Shares Fund dated January 1, 2002

(n)   Rule 18f-3 Plan

      (i) Multiple Class Plan on behalf of Mutual Shares Fund dated October 8, 2001

      (ii) Multiple Class Plan dated October 25, 1998 on behalf of Mutual Qualified Fund
            Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
            File No. 33-18516
            Filing Date: March 2, 1999

      (iii) Multiple Class Plan on behalf of Mutual Discovery Fund dated October 8, 2001

      (iv) Multiple Class Plan dated October 25, 1998 on behalf of Mutual Beacon Fund
            Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
            File No. 33-18516
            Filing Date: March 2, 1999

      (v) Multiple Class Plan dated October 25, 1998 on behalf of Mutual European Fund
            Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
            File No. 33-18516
            Filing Date: March 2, 1999

      (vi) Multiple Class Plan dated October 25, 1998 on behalf of Mutual Financial Services Fund
            Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
            File No. 33-18516
            Filing Date: March 2, 1999

(p)   Code of Ethics

      (i)   Code of Ethics

(q)   Power of Attorney

      (i)   Power of Attorney dated February 23, 2001
            Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
            File No. 33-18516
            Filing Date: April 30, 2001

ITEM 24     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

            None

ITEM 25  INDEMNIFICATION

            Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

            The officers and directors of the Registrant's manager also serve as officers and directors for (1) the manager's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of the Funds' Investment Manager (SEC File 801-53068), incorporated herein by reference, which sets forth the officers and directors of the Investment Manager and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.    PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., (Distributors) also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Master Trust
Franklin Floating Rate Trust
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin Growth and Income Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.

b) The information required by this item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No.8-5889).

c) Not applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of Franklin Mutual Series Fund Inc., located at 51 John F. Kennedy Parkway, Short Hills, New Jersey 07078, or at Franklin/Templeton Investor Services, LLC, One Franklin Parkway, San Mateo, California 94403-1906.

ITEM 29.    MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.    UNDERTAKINGS

Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 20th day of December, 2001.


                                 FRANKLIN MUTUAL SERIES FUND INC.
                                  (Registrant)

                                 By:  /s/David P. Goss
                                         Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

PETER A. LANGERMAN*                    Principal Executive Officer and Peter
-------------------                    Director
A. Langerman                           Dated: December 20, 2001

BRUCE S. ROSENBERG*                    Principal Financial and
-------------------                    Accounting Officer
Bruce S. Rosenberg                     Dated: December, 20, 2001

EDWARD I. ALTMAN*                      Director
-----------------                      Dated: December 20, 2001
Edward I. Altman

ANN TORRE GRANT*                       Director
----------------                       Dated: December 20, 2001
Ann Torre Grant

ANDREW H. HINES, JR.*                  Director
---------------------                  Dated: December 20, 2001
Andrew H. Hines, Jr.

WILLIAM J. LIPPMAN*                    Director
-------------------                    Dated: December 20, 2001
William J. Lippman

BRUCE A. MACPHERSON*                   Director
--------------------                   Dated: December 20, 2001
Bruce A. MacPherson

FRED R. MILLSAPS*                      Director
-----------------                      Dated: December 20, 2001
Fred R. Millsaps

CHARLES RUBENS II*                     Director
------------------                     Dated: December 20, 2001
Charles Rubens II

LEONARD RUBIN*                         Director
--------------                         Dated: December 20, 2001
Leonard Rubin

VAUGHN R. STURTEVANT, M.D.*            Director
---------------------------            Dated: December 20, 2001
Vaughn R. Sturtevant, M.D.

ROBERT E. WADE*                        Director
---------------                        Dated: December 20, 2001
Robert E. Wade


*By:  /s/David P. Goss
         -------------
         David P. Goss, Attorney-in-Fact
        (Pursuant to Powers of Attorney previously filed)

                       FRANKLIN MUTUAL SERIES FUND INC.
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX

EXHIBIT NO.              DESCRIPTION                                    LOCATION
EX-99.(a)(i)           Articles of Incorporation                            *

EX-99.(a)(ii)          Articles of Amendment                                *

EX-99.(a)(iii)         Articles supplementary                               *

EX-99.(a)(iv)          Articles supplementary                               *

EX-99.(a)(v)           Articles supplementary                               *

EX-99.(b)(i)           By-Laws                                              *

EX-99.(d)(i)           Investment Advisory Agreement between Franklin       *
                       Mutual Advisers, LLC and Registrant on behalf of Mutual Shares Fund dated April 1, 1999

EX-99.(d)(ii)          Investment Advisory Agreement between Franklin       *
                       Mutual Advisers, LLC and Registrant on behalf of Mutual Qualified Fund dated April 1, 1999

EX-99.(d)(iii)         Investment Advisory Agreement between Franklin       *
                       Mutual Advisers, LLC and Registrant on behalf of Mutual Beacon Fund dated April 1, 1999

EX-99.(d)(iv)          Investment Advisory Agreement between Franklin       *
                       Mutual Advisers, LLC and Registrant on behalf of Mutual Discovery Fund dated April 1, 1999

EX-99.(d)(v)           Investment Advisory Agreement between Franklin       *
                       Mutual Advisers, LLC and Registrant on behalf of Mutual European Fund dated April 1, 1999

EX-99.(d)(vi)          Investment Advisory Agreement between Franklin       *
                       Mutual Advisers, LLC and Registrant on behalf of Mutual Financial Services Fund dated April
                       1, 1999

EX-99.(e)(i)           Forms of Dealer Agreements effective as of           *
                       March 1, 1998 between Franklin/Templeton
                       Distributors, Inc. and dealers

EX-99.(e)(ii)          Amended and Restated Distribution Agreement          *
                       between Registrant and Franklin/Templeton
                       Distributors, Inc. dated October 31, 2000

EX-99.(g)(i)           Master Custody Agreement between Registrant          *
                       and Bank of New York dated February 16, 1996

EX-99.(g)(ii)          Amendment dated May 7, 1997 to Master Custody        *
                       Agreement between Registrant and Bank of New York dated February 16, 1996

EX-99.(g)(iii)         Amendment dated February 27, 1998 to Master          *
                       Custody Agreement between Registrant and Bank of New York dated February 16, 1996

EX-99.(g)(iv)          Amendment dated March 28, 2001 to Exhibit A of   Attached
                       the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996

EX-99.(g)(v)           Amendment dated May 16, 2001 to Master Custody   Attached
                       Agreement between Registrant and Bank of New
                       York dated February 16, 1996

EX-99.(g)(vi)          Amended and Restated Foreign Custody Manager     Attached
                       Agreement between the Registrant and Bank of New York made as of May 16, 2001

EX-99.(h)(i)           Administration Agreement between Franklin            *
                       Templeton Services, LLC and Registrant on behalf of Mutual Shares Fund dated January 1, 2001

EX-99.(h)(ii)          Administration Agreement between Franklin            *
                       Templeton Services, LLC and Registrant on behalf of Mutual Qualified Fund dated January
                       1, 2001

EX-99.(h)(iii)         Administration Agreement between Franklin            *
                       Templeton Services, LLC and Registrant on behalf of Mutual Beacon Fund dated January 1, 2001

EX-99.(h)(iv)          Administration Agreement between Franklin            *
                       Templeton Services, LLC and Registrant on behalf of Mutual Discovery Fund dated January
                       1, 2001

EX-99.(h)(v)           Administration Agreement between Franklin            *
                       Templeton Services, LLC and Registrant on behalf of Mutual European Fund dated January
                       1, 2001

EX-99.(h)(vi)          Administration Agreement between Franklin            *
                       Templeton Services, LLC and Registrant on behalf of Mutual Financial Services Fund dated
                       January 1, 2001

EX-99.(i)(i)           Opinion and Consent of Counsel                       *

EX-99.(j)(i)           Consent of Ernest & Young LLP, Independent       Attached
                       Auditors

EX-99.(m)(i)           Distribution Plan pursuant to Rule 12b-1             *
                       between the Registrant on behalf of Mutual
                       Financial Services Fund - Class A and
                       Franklin/Templeton Distributors, Inc. dated
                       August 19, 1997

EX-99.(m)(ii)          Distribution Plan pursuant to Rule 12b-1             *
                       between the Registrant on behalf of Mutual
                       Shares Fund - Class A and Franklin/Templeton
                       Distributors, Inc. dated August 19, 1997

EX-99.(m)(iii)         Distribution Plan pursuant to Rule 12b-1             *
                       between the Registrant on behalf of Mutual
                       Qualified Fund - Class A and Franklin/Templeton
                       Distributors, Inc. dated November 1, 1996

EX-99.(m)(iv)          Distribution Plan pursuant to Rule 12b-1             *
                       between the Registrant on behalf of Mutual
                       Beacon Fund - Class A and Franklin/Templeton
                       Distributors, Inc. dated November 1, 1996

EX-99.(m)(v)           Distribution Plan pursuant to Rule 12b-1             *
                       between the Registrant on behalf of Mutual
                       Discovery Fund - Class A and
                       Franklin/Templeton Distributors, Inc. dated
                       November 1, 1996

EX-99.(m)(vi)          Distribution Plan pursuant to Rule 12b-1             *
                       between the Registrant on behalf of Mutual
                       European Fund - Class A and Franklin/Templeton
                       Distributors, Inc. dated November 1, 1996

EX-99.(m)(vii)         Distribution Plan pursuant to Rule 12b-1             *
                       between the Registrant on behalf of Mutual
                       Shares Fund - Class B and Franklin/Templeton
                       Distributors,Inc. dated October 25, 1998

EX-99.(m)(viii)        Distribution Plan pursuant to Rule 12b-1             *
                       between the Registrant on behalf of Mutual
                       Qualified Fund - Class B and
                       Franklin/Templeton Distributors,Inc. dated
                       October 25, 1998

EX-99.(m)(ix)          Distribution Plan pursuant to Rule 12b-1             *
                       between the Registrant on behalf of Mutual
                       Discovery Fund - Class B and
                       Franklin/Templeton Distributors,Inc. dated
                       October 25, 1998

EX-99.(m)(x)           Distribution Plan pursuant to Rule 12b-1             *
                       between the Registrant on behalf of Mutual
                       Beacon Fund - Class B and Franklin/Templeton
                       Distributors,Inc. dated October 25, 1998

EX-99.(m)(xi)          Distribution Plan pursuant to Rule 12b-1             *
                       between the Registrant on behalf of Mutual
                       European Fund - Class B and Franklin/Templeton
                       Distributors,Inc. dated October 25, 1998

EX-99.(m)(xii)         Distribution Plan pursuant to Rule 12b-1             *
                       between the Registrant on behalf of Mutual
                       Financial Services Fund - Class B and
                       Franklin/Templeton Distributors, Inc. dated
                       October 25, 1998

EX-99.(m)(xiii)        Class C Distribution Plan pursuant to Rule           *
                        12b-1 between the Registrant and
                       Franklin/Templeton Distributors, Inc. dated
                       October 31, 2000

EX-99.(m)(xiv)         Class R Distribution Plan on behalf of Mutual    Attached
                       Discovery Fund

EX-99.(m)(xv)          Class R Distribution Plan on behalf of Mutual    Attached
                       Shares Fund

EX-99.(n)(i)           Multiple Class Plan on behalf of Mutual Shares   Attached
                       Fund dated October 8, 2001

EX-99.(n)(ii)          Multiple Class Plan dated October 25, 1998 on        *
                       behalf of Mutual Qualified Fund

EX-99.(n)(iii)         Multiple Class Plan on behalf of Mutual          Attached
                       Discovery Fund dated October 8, 2001

EX-99.(n)(iv)          Multiple Class Plan dated October 25, 1998 on        *
                       behalf of Mutual Beacon Fund

EX-99.(n)(v)           Multiple Class Plan dated October 25, 1998 on        *
                       behalf of Mutual European Fund

EX-99.(n)(vi)          Multiple Class Plan dated October 25 1998 on         *
                       behalf of Mutual Financial Services Fund

EX-99.(p)(i)           Code of Ethics                                   Attached

EX-99.(q)(i)           Power of Attorney                                    *

*  Incorporated by reference